Great-West Funds, Inc.

8515 East Orchard Road

Greenwood Village, CO 80111

July 12, 2019

VIA EDGAR

Mark Cowan

Division of Investment Management, Disclosure Review Office

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Great-West Funds, Inc. (“Registrant”)

Pre-Effective Amendment No. 1 to Registration Statement on Form N-14

File No. 333-232139

Dear Mr. Cowan:

Filed herewith is pre-effective amendment no. 1 (“Amendment No. 1”) to the above referenced registration statement filed on behalf of Great-West Funds, Inc. (“Great-West Funds” or “Registrant”).

Amendment No. 1 reflects changes in response to comments of the Commission staff (“Staff”) to Registrant’s Registration Statement on Form N-14 filed on June 14, 2019.

The N-14 filing was filed to notify shareholders of a special meeting to consider and approve the merger of the Great-West T. Rowe Price Equity Income Fund (“Target Fund”) into the Great-West Large Cap Value Fund (“Acquiring Fund”).

RESPONSES TO STAFF COMMENTS

Set forth below is each Staff comment on the Form N-14 filed on June 14, 2019, communicated by email on July 8, 2019 by you with respect to disclosure comments, followed by Great-West Funds’ response. Capitalized terms not defined in this letter have the meanings given them in the N-14 Registration Statement.

Disclosure Comments

Comment No. 1

Cover Page. Please attach the new Advisory Agreement for the Acquiring Fund as well as expense limitation agreement and the new sub-advisory agreements with T. Rowe Price and Putnam.

Response

Registrant has included amendments to the sub-advisory agreements with Putnam and T. Rowe Price as exhibits to Amendment No. 1. Registrant respectfully notes the investment advisory and expense limitation agreements were filed with the N-14 on June 14, 2019 as exhibit 6(a) and 13(b)(1) respectively, each of which is incorporated by reference into Amendment No. 1.

Comment No. 2

Cover Page. Staff notes the class identifiers for Acquiring Fund are wrong in Edgar and as such this filing cannot go effective automatically per rule 488. Also, the new name of the Acquiring Fund should be reflected on Edgar.

Response

Comment complied with by correcting the class identification issue. If the Reorganization is approved by shareholders of the Target Fund, the name change for the Acquiring Fund will be reflected in the Post-Effective Amendment to the Registration Statement for the Acquiring Fund filed via Rule 485(b) and will be effective prior to the Closing Date.

Comment No. 3

Question and Answers #4 – Will this Reorganization result in new or higher fees. Please include a yes or no as well as simplify this answer. Staff notes there is substantially identical disclosure included in the proxy statement/prospectus that should be reorganized so each share class is easy to follow. Also, consider breaking this up into two separate questions/answers because the answer appears to be different for Institutional Class shares and Investor Class shares.

Response

Comment complied with by including a yes or no response. In addition, the questions have been broken out by share class – both in the Question and Answer section as well as in the proxy statement/prospectus.

Comment No. 4

Question and Answers #4 – Will Great-West Funds Contact Me. Please provide a yes or no answer.

Response

Comment complied with by including a “yes” response.

Comment No. 5

Initial page of Proxy Statement/Prospectus, Incorporation by Reference section. Staff notes the 485 amendment adding the new Investor II Class shares must be effective before the N-14 can go effective. Also, the 485 amendment needs to be incorporated by reference in the N-14 proxy statement/prospectus and delivered to shareholders in conjunction with the N-14.

Response

Registrant respectfully notes the 485(a) amendment to the Registration Statement for the Acquiring Fund will not be incorporated by reference in this N-14 filing. Registrant confirms all required information per Form N-14 is included in Amendment No. 1.

Comment No. 6

Initial page of Proxy Statement/Prospectus, Incorporation by Reference section. Staff notes the ’33 Act numbers should be included for all filings incorporated by reference.

Response

Comment complied with by including the ’33 Act number for all filings incorporated by reference.

Comment No. 7

Initial page of Proxy Statement/Prospectus, Incorporation by Reference section. Please incorporate by reference the Target Fund’s annual report as of December 31, 2018.

Response

Comment complied with by incorporating by reference the Target Fund’s annual report for the period ended December 31, 2018.

Comment No. 8

Summary, page 1. Staff notes the proxy statement/prospectus should not be qualified by the Agreement and Plan of Reorganization. All material terms should be described herein.

Response

Comment complied with by revising the sentence to exclude the qualification related to the Agreement and Plan of Reorganization.

Comment No. 9

Background, page 1. Please reorganize the last three paragraphs so the effect on each share class (Institutional vs. Investor Class) is easier to follow.

Response

Comment complied with by reorganizing the disclosure by share class.

Comment No. 10

Background, page 1. Please revise the first sentence of the second paragraph that states total expenses will be higher for Institutional Class shares but lower for Investor Class shares. The Staff notes that while the statement may ultimately be true, it may be confusing to a reader.

Response

Comment complied with by reorganizing the disclosure by share class.

Comment No. 11

Background, page 1. With regard to the last sentence in paragraph 3, in the event the expense limitation agreement is terminated, please state that expenses will be higher.

Response

Comment complied with by including the requested disclosure.

Comment No. 12

Background, page 1. Staff notes the last paragraph of the Background section as well as the Question and Answers section states the total expense ratio after fee waivers and reimbursements for Class L shares is 1.07% but the fee table has a total expense ratio after fee waivers and reimbursements of 1.06%; please update accordingly.

Response

Comment complied with by updating the total expense ratio after fee waivers and reimbursements for Class L shares to 1.06% in both the Background and Question and Answers sections of the filing.

Comment No. 13

Background, page 1. The Staff notes the footnote only relates to Institutional Class shares and then contradicts the premise of the above sentence by stating the total expense ratio will actually be lower after the merger on a weighted average basis. Additionally, please add the language “so long as the Acquiring Fund maintains an asset level above $xx” to the footnote. Finally, please state what the lower direct fund costs are and if they are reflected in the fee table for Institutional Class shares.

Response

Comment complied with by clarifying the disclosure related to Institutional Class shares, which are solely owned by the Asset Allocation Funds, and removing the reference to “lower direct fund costs.” Comment complied with by adding the requested disclosure.

Comment No. 14

Distribution, Purchase, Redemption, Exchange of Shares and Dividends, page 2. With regard to statements in the first paragraph that the Target Fund’s Institutional Class shares are currently closed to new insurance company separate accounts and to new contributions, please explain if this means it is closed to all new investments.

Response

Comment complied with by including disclosure that the Institutional Class shares of the Target Fund remain available to the Asset Allocation Funds.

Comment No. 15

Comparison of the Funds, page 3. Please include a narrative discussion highlighting the differences between the Funds. If the Funds have the same risk factors, but different levels of risk, that should be explained. Staff notes the Funds seem different in that the Target Fund invests in dividend paying equity securities while the Acquiring Fund is not so limited. This should be clearly disclosed. Please also highlight the differences in strategy and risks.

Response

Comment complied with by including the requested narrative discussion.

Comment No. 16

Fees and Expenses, page 3. Please confirm the fees and expenses are current.

Response

Registrant confirms the fees and expenses are current.

Comment No. 17

Annual Fund Operating Expenses Table, page 3. Staff notes they do not understand the column titled “Acquiring Fund (Pro Forma Combined)”. Please provide further explanation.

Response

Registrant removed the “Acquiring Fund (Pro Forma Combined)” column from Amendment No. 1.

Comment No. 18

Annual Fund Operating Expenses Table, page 3. Please consider deleting fee table and examples for classes of Acquiring Fund not being offered in the reorganization (i.e. Investor Class and Class L).

Response

Registrant respectfully notes the filing is a prospectus filing and all material terms are required to be included, and that the prospectus for the Acquiring Fund is not being incorporated by reference. As such, Registrant has retained the fee table and examples for all classes.

Comment No. 19

Annual Fund Operating Expenses Table, page 4. With regard to Footnote 1 of the table, please delete the reference in Footnote 1 to Class L shares if the information is not applicable.

Response

Registrant respectfully notes the filing is a prospectus filing and all material terms are required to be included, and that the prospectus for the Acquiring Fund is not being incorporated by reference. As such, Registrant has retained the information in Footnote 1 related to Class L shares.

Comment No. 20

Annual Fund Operating Expenses Table, page 4. With regard to Footnotes 2 and 3 of the table, please state whether there will be any recoupment after the closing of the Reorganization of amounts waived or reimbursed for Target Fund. Additionally, please revise both footnotes to indicate the specific classes covered by each footnote.

Response

Comment complied with by including the requested disclosure.

Comment No. 21

Annual Fund Operating Expenses Table, page 4. With regard to Footnote 4 of the table, please clarify that this footnote is in reference to Institutional Class shares.

Response

Registrant notes this Footnote is in reference to all class shares.

Comment No. 22

Annual Fund Operating Expenses Table, page 4. With regard to Footnote 5 of the table, please state the expense cap will be permanent.

Response

Comment complied with by including the requested disclosure.

Comment No. 23

Expense Fee Example Table, page 5. Similar to Comment No. 17, Staff notes they do not understand the column titled “Acquiring Fund (Pro Forma Combined)”. Please provide further explanation.

Response

Registrant removed the “Acquiring Fund (Pro Forma Combined)” column from Amendment No. 1.

Comment No. 24

Sub-Advisers, page 10. Please make it clear that T. Rowe Price is being appointed as sub-adviser pursuant to the manager of manager order, and without the need for shareholder approval, if true.

Response

Comment complied with by including the requested disclosure.

Comment No. 25

The Proposed Reorganization, page 13. Please delete the last sentence of the first paragraph; disclosure in the prospectus must be accurate and disclose all material terms.

Response

Comment complied with by deleting the last sentence of the first paragraph.

Comment No. 26

Fees and Expense Ratios, page 21. With regard to the last sentence of the paragraph, please explain what “other benefits” are being referred to and the reason they outweigh the higher costs.

Response

Comment complied with by updating the disclosure to address the “other benefits” as requested.

Comment No. 27

Conclusion, page 21. Please explain why the board approval was not unanimous.

Response

Registrant respectfully notes that board approval was unanimous and has revised the disclosure accordingly.

Comment No. 28

Item 15. Indemnification, page C-4. Staff notes that because this filing will need to be accelerated the indemnification provision required by rule 484 will need to be added.

Response

Comment complied with by adding the indemnification provision required by rule 484.

Comment No. 29

Signature Page. Please confirm supplementally that the Treasurer serves in the same capacity as a comptroller or principal accounting officer.

Response

Registrant confirms the Treasurer serves in the same capacity as a comptroller or principal accounting officer.

Please direct any question or comment regarding Amendment No. 1 to me at (303) 737-4675.

Sincerely,

/s/ Ryan L. Logsdon

Ryan L. Logsdon

Vice President, Counsel & Secretary

Enclosures

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